Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023		Jan. 31, 2023
Interest income (Note 14)
Loans	[1]	$ 8,281	$ 8,215	[2]	$ 6,927	[2]
Securities		2,306	2,165	[2]	1,571	[2]
Securities borrowed or purchased under resale agreements		1,390	1,357	[2]	995	[2]
Deposits with banks and other		757	720	[2]	767	[2]
Interest income		12,734	12,457	[2]	10,260	[2]
Interest expense (Note 14)
Deposits		7,711	7,569	[2]	5,887	[2]
Securities sold short		156	109	[2]	92	[2]
Securities lent or sold under repurchase agreements		1,354	1,299	[2]	890	[2]
Subordinated indebtedness		120	120	[2]	103	[2]
Other		144	163	[2]	83	[2]
Interest expense		9,485	9,260	[2]	7,055	[2]
Net interest income		3,249	3,197	[2]	3,205	[2]
Non-interest income
Underwriting and advisory fees		169	137	[2]	103	[2]
Deposit and payment fees		231	229	[2]	220	[2]
Credit fees		366	369	[2]	337	[2]
Card fees		100	100	[2]	106	[2]
Investment management and custodial fees		458	454	[2]	428	[2]
Mutual fund fees		445	421	[2]	472	[2]
Income from insurance activities, net	[2]	97	85		92
Commissions on securities transactions		87	81	[2]	88	[2]
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		845	611	[2]	678	[2]
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		15	15	[2]	10	[2]
Foreign exchange other than trading (FXOTT)		92	74	[2]	127	[2]
Income (loss) from equity-accounted associates and joint ventures		16	(5)	[2]	(4)	[2]
Other		51	79	[2]	67	[2]
Non-interest income		2,972	2,650	[2]	2,724	[2]
Total revenue		6,221	5,847	[2]	5,929	[2]
Provision for credit losses (Note 6)		585	541	[2]	295	[2]
Non-interest expenses
Employee compensation and benefits		1,950	1,890	[2]	1,909	[2]
Occupancy costs		217	216	[2]	208	[2]
Computer, software and office equipment		621	658	[2]	588	[2]
Communications		86	91	[2]	89	[2]
Advertising and business development		77	87	[2]	73	[2]
Professional fees		52	77	[2]	58	[2]
Business and capital taxes		35	26	[2]	39	[2]
Other (Note 13)		427	395	[2]	1,498	[2]
Non-interest expenses		3,465	3,440	[2]	4,462	[2]
Income before income taxes		2,171	1,866	[2]	1,172	[2]
Income taxes		443	381	[2]	739	[2]
Net income		1,728	1,485	[2]	433	[2]
Net income attributable to non-controlling interests		12	8	[2]	9	[2]
Preferred shareholders and other equity instrument holders		67	62	[2]	72	[2]
Common shareholders		1,649	1,415	[2]	352	[2]
Net income attributable to equity shareholders		$ 1,716	$ 1,477	[2]	$ 424	[2]
Earnings per share (in dollars) (Note 12)
Basic		$ 1.77	$ 1.53	[2]	$ 0.39	[2]
Diluted		1.77	1.53	[2]	0.39	[2]
Dividends per common share (in dollars)		$ 0.9	$ 0.87	[2]	$ 0.85	[2]

[1]	Interest income included $11.9 billion for the quarter ended January 31, 2024 (October 31, 2023: $11.7 billion; January 31, 2023: $9.6 billion), calculated based on the effective interest rate method.
[2]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.